Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (900)
Net unrealized gains	1	$ 34
Reclassification of net loss to net income	(6)	(9)
Ending Balance	(1,114)	(900)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(735)	(551)
Net unrealized loss	(495)	(187)
Repurchase of shares under normal course issuer bids [note 17]	9	3
Recognition of CTA loss in Russia	203
Ending Balance	(1,018)	(735)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	24	42
Net unrealized gains	1	34
Reclassification of net gain to net income	(20)	(52)
Ending Balance	5	24
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(189)	(224)
Net unrealized gains	82	26
Reclassification of net loss to net income	6	9
Ending Balance	(101)	(189)
AOCL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(900)
Ending Balance	$ (1,114)	$ (900)